Stockholders' Equity - Narrative (Details) - USD ($)			12 Months Ended
	Jan. 14, 2020	Nov. 20, 2019	Dec. 31, 2019	Dec. 31, 2017	Nov. 19, 2019	Dec. 31, 2018	Jan. 31, 2013
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share)			$ 0.0001
Preferred stock, authorized (in shares)			1,000,000			1,000,000
Warrants issued and outstanding (in shares)			0			190,575
Warrants issued (in shares)		7,333,326		15,000,000			253,575
Warrants canceled and reissued to prior shareholders (in shares)		2,444,437
Term of warrants		5 years		5 years
Warrant, exercise price (in usd per share)		$ 11.50		$ 11.50			$ 17.80
Warrants, subject to adjustments after consummation of reverse capitalization period		30 days
Exercise of warrants (in shares)			190,575	11,500
Proceeds from issuance of stock warrants			$ 3,392,235	$ 204,700
Redemption price (in usd per share)				$ 0.01
20 trading days within 30 trading-day period
Class of Warrant or Right [Line Items]
Stock price at which warrants may be redeemed (in usd per share)				18.00
Trading day prior to date of notice of redemption
Class of Warrant or Right [Line Items]
Stock price at which warrants may be redeemed (in usd per share)				$ 10.00
Stock price at which warrants may be redeemed, after first exercisable (in usd per share)		$ 10.00
Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion					$ 132,000,000
Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion					152,000,000
Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum EBITDA before stock conversion					$ 172,000,000
Class A-1 Common Stock
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share)			$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)			250,000,000			250,000,000
Common stock, shares issued (in shares)			76,637,470			58,491,280
Class A-1 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share)					$ 12.00
Class A-1 Common Stock | Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share)					14.00
Class A-1 Common Stock | Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Maximum stock price of common stock before conversion (in usd per share)					$ 16.00
Class A-2 Common Stock
Class of Warrant or Right [Line Items]
Common stock, par value (in usd per share)			$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)			10,000,000			10,000,000
Common stock, shares issued (in shares)			4,999,999		5,000,000	0
Percentage of ownership requiring exchange (less than)			4.99%
Class A-2 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Number of shares to be exchanged (in shares)					1,666,666
Class A-2 Common Stock | Tranche I - EBITDA for last 12 months or 20 trading days in consecutive 30 day trading period | Subsequent Event
Class of Warrant or Right [Line Items]
Conversion of stock, shares converted (in shares)	1,666,666
Class A-2 Common Stock | Tranche II - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Number of shares to be exchanged (in shares)					1,666,667
Class A-2 Common Stock | Tranche III - LTM EBITDA or 20 trading days in consecutive 30 day trading period
Class of Warrant or Right [Line Items]
Number of shares to be exchanged (in shares)					1,666,667